Pensions - Changes in pension liabilities and plan assets during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in pension liabilities
Pension liabilities, beginning balance	$ 7,286
Pension liabilities, ending balance	8,204	$ 7,286
Changes in plan assets
Net pension liability	1,969	1,765
Represented by:
Asset recognised as non-current pension assets (funded plan)	2,107	1,717	$ 1,260
Liability recognised as non-current pension liabilities (unfunded plans)	4,076	3,482	3,925
Pension liabilities specified by funded and unfunded pension plans	8,204	7,286
Funded
Changes in pension liabilities
Pension liabilities, beginning balance	3,808
Pension liabilities, ending balance	4,132	3,808
Represented by:
Pension liabilities specified by funded and unfunded pension plans	4,132	3,808
Unfunded
Changes in pension liabilities
Pension liabilities, beginning balance	3,478
Pension liabilities, ending balance	4,072	3,478
Represented by:
Pension liabilities specified by funded and unfunded pension plans	4,072	3,478
Pension liabilities
Changes in pension liabilities
Pension liabilities, beginning balance	7,286	8,328
Current service cost	136	153
Interest income	415	376
Actuarial (gains)/losses	(348)	(494)
Foreign currency translation effects	915	(853)
Other changes in notional contribution liability and other effects	200	61
Benefits paid	(310)	(284)
Losses/(gains) from curtailment, settlement or plan amendment	(90)	0
Pension liabilities, ending balance	8,204	7,286
Changes in plan assets
Interest income	(415)	(376)
Benefits paid	310	284
Foreign currency translation effects	(915)	853
Represented by:
Pension liabilities specified by funded and unfunded pension plans	8,204	7,286	$ 8,328
Plan assets
Changes in pension liabilities
Interest income	(257)	(204)
Foreign currency translation effects	(676)	587
Benefits paid	158	148
Changes in plan assets
Fair value of plan assets, beginning balance	5,522	5,664
Interest income	257	204
Return on plan assets (excluding interest income)	170	259
Company contributions	66	129
Benefits paid	(158)	(148)
Other effects	(93)	0
Foreign currency translation effects	676	(587)
Asset ceiling	(205)	0
Fair value of plan assets, ending balance	$ 6,235	$ 5,522